Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	10,726,009
Proposed Maximum Offering Price per Unit	1.255
Maximum Aggregate Offering Price	$ 13,461,141.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,858.98
Offering Note	(1) The shares of common stock, par value $0.0001 per share (the "Common Stock") of Digital Brands Group, Inc. (the 'Registrant') will be offered for resale by the Selling Stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional number of shares of Common Stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered pursuant to this registration statement. (2) This registration statement registers the resale by the Selling Stockholders of up to an aggregate of 10,726,009 shares of Common Stock issued by the Registrant pursuant to the Selling Stockholders' Agreements. (3) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of Common Stock as reported on the Nasdaq Capital Market on May 4, 2026, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.